Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net loss for the year	$ (38,173)	$ (45,187)	$ (160,576)
Adjustments for the following items:
Depletion and amortization	20,849	21,340	15,795
Income tax expense (recovery)	(2,060)	3,718	(1,610)
Accretion and decommissioning costs	587	427	203
Share-based payments	2,029	2,746	4,349
Non-cash expenses from common shares and warrants issued	872	0	0
Provision on other long-term liabilities	94	0	7
Deferred costs on convertible debenture	0	0	47
Deferred revenue	0	0	(4,027)
Interest and financing expense (income)	3,773	(1,023)	3,058
Net charges on post-employment benefit obligations	446	753	(67)
Inventory write-downs	1,725	8,459	40,711
Impairment to property, plant and equipment	6,000	13,440	55,979
Gain on disposal of assets	(402)	0	0
Loss on metals contract liability	3,396	657	20,780
Other gain on derivatives	(120)	(214)	(1,564)
Fair value loss on royalty payable	760	0	0
Gain on government loan forgiveness	0	(4,277)	0
Changes in non-cash working capital items:
Trade and other receivables	2,066	(3,344)	(3,106)
Inventories	(3,267)	(2,663)	(19,946)
Prepaid expenses	198	(604)	(226)
Trade and other payables	214	4,593	(752)
Net cash used in operating activities	(1,013)	(1,179)	(50,945)
Investing activities
Expenditures on property, plant and equipment	(19,941)	(19,602)	(12,646)
Proceeds from disposal of assets	1,808	0	0
Development costs on Relief Canyon Mine	0	0	(1,432)
Net cash used in investing activities	(18,133)	(19,602)	(14,078)
Financing activities
Pre-payment facilities	2,250	(1,451)	(1,411)
Lease payments	(2,681)	(3,392)	(3,227)
Promissory notes, net	1,775	(2,500)	0
At-the-market offerings	2,310	10,080	30,224
January bought deal public offering	0	0	24,987
Private placements	768	9,816	2,478
Financing from convertible debenture	7,479	5,109	14,911
Metals contract liability, net	1,101	(7,436)	0
Royalty agreement, net	3,187	0	0
Government loan	(222)	0	0
Loan payable	0	0	(6,116)
Proceeds from exercise of options	0	0	172
Contribution from non-controlling interests	4,357	7,211	1,400
Net cash generated from financing activities	20,324	17,437	63,418
Effect of foreign exchange rate changes on cash	(1,081)	2,408	(200)
Increase (decrease) in cash and cash equivalents	97	(936)	(1,805)
Cash and cash equivalents, beginning of year	1,964	2,900	4,705
Cash and cash equivalents, end of year	2,061	1,964	2,900
Cash and cash equivalents consist of:
Cash	2,061	1,964	2,900
Interest paid during the year	$ 2,291	$ 2,629	$ 1,778